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                          FIRST EAGLE SOGEN FUNDS, INC.

                          FIRST EAGLE SOGEN MONEY FUND

                           1345 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10105
                                 (800) 334-2143

                          SUPPLEMENT DATED MAY 1, 2001
                        TO PROSPECTUS DATED MARCH 1, 2001
                                   RELATING TO
                          FIRST EAGLE SOGEN MONEY FUND.

The liquidation of the First Eagle SoGen Money Fund has been completed.

This information supplements, and to the extent inconsistent therewith, replaces, the information contained in the Prospectus for First Eagle SoGen Money Fund dated March 1, 2001.